Allowance for doubtful accounts (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Allowance For Doubtful Accounts Details 2
Balance due from doubtfull account holder	$ 1,415	$ 1,415